Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Other comprehensive income loss, effective income tax rate	38.00%
Tax expense or benefit for currency translation adjustment	$ 0